CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	6 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

3. CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

Effective January 1, 2024, the Company changed its presentation currency from RMB to USD to be more relevant to users.

Prior to January 1, 2024, the Company reported its annual and interim consolidated financial statements in RMB. In making this change in presentation currency, the Company followed the recommendations set out in IAS 21, the Effects of Change in Foreign Exchange Rates.

All resulting exchange differences arising from the translation are included as separate component of other comprehensive income (loss).

The effect of the change in presentation currency to USD was applied prospectively in the financial statements effective January 1, 2024. The financial position of the Company as of January 1, 2024 has been translated from RMB to USD at an exchange rate of 7.10.

All transactions for the Company are recorded in USD from January 1, 2024 and onwards. Transactions denominated in currencies other than USD are considered foreign currency transactions. Foreign currency transactions are translated into USD using the foreign currency rates prevailing at the date of the transaction. Period-end balances of monetary assets and liabilities in foreign currency are translated to USD using period-end foreign currency rates. Foreign currency gains and losses arising from the settlement of foreign currency transactions are recognized in profit or loss.

At the date of authorization of these financial statements, the IASB has issued a number of amendments, new standards and interpretations which are not yet effective for the six months ended March 31, 2026 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group:

Standard	Effective date
IFRS 18 Presentation and Disclosure in Financial Statements	1 January 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures	1 January 2027
Amendments to IFRS 19: Subsidiaries without Public Accountability: Disclosures	1 January 2027
IAS 21 Translation to a Hyperinflationary Presentation Currency (Amendments to IAS 21)	1 January 2027
Amendments to IFRS 10 and IAS 28 - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Date to be determined

The management of the Company anticipate that the application of all the new and amendments to IFRSs will have no material impact on the consolidated financial statements in the foreseeable future.

Investment Transactions

Digital assets are accounted for as intangible assets under IAS 38 Intangible Assets. They are initially measured at cost. Subsequently, they are measured using the revaluation model and are carried at their revalued amount, being fair value at the date of revaluation less any subsequent accumulated impairment losses. Fair value is determined in accordance with IFRS 13 Fair Value Measurement using quoted prices in active markets (Level 1 inputs), based on the principal or most advantageous market. Revaluation increases are recognized in other comprehensive income and accumulated in equity within the revaluation surplus, except to the extent that they reverse a previous revaluation decrease recognized in profit or loss. Revaluation decreases are recognized in profit or loss to the extent they exceed any existing revaluation surplus relating to the same asset; otherwise, they are recognized in other comprehensive income by reducing the revaluation surplus.